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[LINCOLN FINANCIAL GROUP(R) LOGO]



                                                                  LAW DEPARTMENT
                                     THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                                                               ONE GRANITE PLACE
                                                    CONCORD, NEW HAMPSHIRE 03301

                                FREDERICK C. TEDESCHI, ASSOCIATE GENERAL COUNSEL
                                                             Phone: 603-226-5105
                                                               Fax: 603-226-5448
                                                      frederick.tedeschi@lfg.com

May 4, 2007

VIA EDGARLINK
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


    Re:   Lincoln Life Flexible Premium Variable Life Account G
          Post-Effective Amendment No. 22 to Registration Statement on Form S-6 (File No. 033-22740)

Dear Commissioners:

Pursuant to Rule 497(j) of the Securities Act of 1933, I hereby certify that:

    (1)   the form of the prospectus that would have been filed under paragraph
          (c) of Rule 497 does not differ from that contained in Post-Effective Amendment No. 22 on Form S-6 to Registration Statement on Form S-6; and

    (2) Post-Effective Amendment No. 22 was filed electronically on April 24, 2007.

If you have any questions, please contact me at (603) 226-5105.

Sincerely,

/s/ FREDERICK C. TEDESCHI

Frederick C. Tedeschi
Associate General Counsel